Lease Agreements (Tables)	12 Months Ended
Jun. 30, 2020
Leases [Abstract]
Schedule of Operating Lease Right-of-Use Assets and Operating Lease Liabilities
Right of use assets
Operating right of use assets	$223,982
Operating lease liabilities
Current portion of long term notes payable	114,288
Notes payable, less current portion	109,694
Total operating lease liabilities	$223,982

Schedule of Operating Lease Maturities	As of June 30, 2020, operating lease maturities are as follows:

Period ending June 30,
2021	$114,288
2022	109,694
$223,982